CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, Shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Common stock, Shares issued	1,740,939,685	114,127,911	58,785,924
Common stock, Shares outstanding	1,740,939,685	114,127,911	58,785,924
Preferred stock, Par value		$ 0.0001	$ 0.0001
Preferred stock, Shares authorized		100,000,000	100,000,000
Preferred Stock Class A
Preferred stock, Par value	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	80,000,000	80,000,000
Preferred stock, Shares Issued	0	75,725,981
Preferred stock, Shares outstanding	0	75,725,981
Class B Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	1,500	1,500
Preferred stock, Shares Issued	0	0	48
Preferred stock, Shares outstanding	0	0	48
Class C Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	1,500	1,500	1,500
Preferred stock, Shares Issued	0	19	760
Preferred stock, Shares outstanding	0	19	760
Class D Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	2,000	2,000	2,000
Preferred stock, Shares Issued	1,750	2,000	2,000
Preferred stock, Shares outstanding	1,750	2,000	2,000
Class E Convertible Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	5,000	5,000	2,500
Preferred stock, Shares Issued	2,323	1,920	0
Preferred stock, Shares outstanding	2,323	1,920	0
Undesignated Preferred Stock [Member]
Preferred stock, Par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, Shares authorized	19,990,000	19,992,500	39,995,000
Class A Convertible Preferred Stock [Member]
Preferred stock, Par value		$ 0.0001	$ 0.0001
Preferred stock, Shares authorized		80,000,000	80,000,000
Preferred stock, Shares Issued		75,725,981	56,353,015
Preferred stock, Shares outstanding		75,725,981	56,353,015